Total
Value Line Select Growth Fund, Inc.
VALUE LINE SELECT GROWTH FUND
Investment objective
The Fund’s sole investment objective is long-term growth of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment) when you buy and sell shares of the Fund. Future expenses may be greater or less. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Institutional Class shares of the Fund, which are not reflected in the tables or the Example below. Please contact your financial intermediary about whether such a commission may apply to your transaction.

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Value Line Select Growth Fund, Inc.	Investor Class	Institutional Class
Management Fees	0.73%	0.73%
Distribution and Service (12b-1) Fees	0.25%	none
Other Expenses	0.15%	0.38%
Total Annual Fund Operating Expenses	1.13%	1.11%
Fee Waiver and Expense Reimbursement	none	(0.23%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	1.13%	0.88%
[1]	EULAV Asset Management (the “Adviser”) has agreed to pay or reimburse certain class-specific fees and expenses incurred by the Institutional Class so that the Institutional Class bears its class-specific fees and expenses at the same percentage of its average daily net assets as the Investor Class’s class-specific fees and expenses (excluding 12b-1 fees and any extraordinary expenses incurred in different amounts by the classes) (the “Expense Limitation”). The Adviser may subsequently recover from assets attributable to the Institutional Class the reimbursed expenses and/or waived fees (within 3 years from the month in which the waiver/reimbursement occurred) to the extent that the Institutional Class’s expense ratio is less than the Expense Limitation or, if lower, the expense limitation in effect when the waiver/reimbursement occurred. The Expense Limitation can be terminated only with the agreement of the Fund’s Board.

Example
The example that follows is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the Expense Limitation is never terminated by the Fund’s Board. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Value Line Select Growth Fund, Inc. - USD ($)	1 year	3 years	5 years	10 years
Investor Class	115	359	622	1,375
Institutional Class	90	330	589	1,331

Expense Example No Redemption - Value Line Select Growth Fund, Inc. - USD ($)	1 year	3 years	5 years	10 years
Investor Class	115	359	622	1,375
Institutional Class	90	330	589	1,331

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal investment strategies of the Fund
To achieve the Fund’s investment objective, the Adviser invests at least 80% of the Fund’s net assets in a diversified portfolio of U.S. equity securities with favorable growth prospects. Under normal circumstances, the Adviser expects that the Fund’s portfolio will generally consist of positions in 25 to 50 companies with a large cap bias. The Adviser considers companies with a market capitalization of greater than $10 billion to be larger companies. However, the Fund may invest in small, mid or large capitalization companies, including foreign companies. In selecting securities for purchase or sale, the Adviser generally analyzes the issuer of a security using fundamental factors such as growth potential and earnings estimates and quantitative factors such as historical earnings, earnings momentum and price momentum. There are no set limitations of investments according to a company’s size or to a sector weighting.
The Adviser may sell securities for a variety of reasons, including when a company’s business fundamentals deteriorate or a company’s valuation has become less attractive in relationship to the company’s future growth prospects. Other reasons include to secure gains, limit losses or redeploy assets into more promising investment opportunities.

Principal risks of investing in the Fund
Fund performance
The bar chart and table that follow can help you evaluate the potential risks of investing in the Fund. The bar chart shows how returns for the Fund’s Investor Class shares have varied over the past ten calendar years. The table compares the performance of the shares to the performance of the S&P 500® Index, which is a broad based market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at: www.vlfunds.com.

Total returns of Investor Class (before taxes) as of 12/31 each year (%)

Best Quarter:	Q2 2020	+22.22%
Worst Quarter:	Q1 2020	–16.88%

Average Annual Total Returns for Periods Ended December 31, 2022
After-tax returns for Investor Class shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Returns - Value Line Select Growth Fund, Inc.		1 Year	5 Years	10 Years	Since Inception [1]	Inception Date
Investor Class		(20.67%)	10.93%	11.53%
Institutional Class		(20.45%)			10.46%	May 01, 2020
After Taxes on Distributions | Investor Class		(22.64%)	7.69%	8.80%
After Taxes on Distributions and Sale of Fund Shares | Investor Class	[2]	(10.72%)	8.62%	9.08%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		(18.11%)	9.42%	12.56%	12.28%	May 01, 2020
[1]	Institutional Class inception date.
[2]	The return after taxes on distribution and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the investment period.